SCHEDULE OF COST INCURRED IN OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Supplemental Information On Oil And Gas Operations
Acquisition of proved properties	$ 3,699,215
Acquisition of unproved properties
Development costs	9,403	254,299
Exploration costs
Total costs incurred	$ 3,708,618	$ 254,299